Parent Company (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Statement of Financial Position of Constellium N.V. (Parent Company Only)

Statement of Financial Position of Constellium N.V. (parent company only).

(in millions of Euros)	At December 31, 2018	At December 31, 2017
Assets

Current assets
Cash and cash equivalents	—	—
Trade receivables and other	109	53
Other financial assets	38	28

	147	81

Non-current assets
Property, plant and equipment	—	—
Financial assets	2,106	2,143
Investments in subsidiaries	144	131
Deferred income tax assets	2	—

	2,252	2,274

Total Assets	2,399	2,355

Liabilities

Current liabilities
Trade payables and other	5	6
Income tax payable	21	—
Other financial liabilities	33	22

	59	28

Non-current liabilities
Borrowings	2,022	1,957

	2,022	1,957

Total Liabilities	2,081	1,985

Equity
Share capital	3	3
Share premium	429	429
Accumulated retained earnings	(239)	(17)
Other reserves	38	25
Net income/ (loss)	87	(70)

Total Equity	318	370

Total Equity and Liabilities	2,399	2,355

Statement of Cash Flows of Constellium N.V. (Parent Company Only)

Statement of Comprehensive income / (loss) of Constellium N.V. (parent company only).

(in millions of Euros)	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Revenue	3	1	1

Gross profit	3	1	1

Selling and administrative expenses	(15)	(5)	(8)

Employee benefit expenses	(3)	(1)	—

Loss from recurring operations	(15)	(5)	(7)

Other income	—	—	—
Other expense	(3)	—	—

Loss from operations	(18)	(5)	(7)

Financial result—net	80	(65)	1

Income / (loss) before income tax	62	(70)	(6)
Income tax	25	—	—

Net income / (loss)	87	(70)	(6)

Other comprehensive (loss) / income	—	—	—

Total comprehensive income / (loss)	87	(70)	(6)

Statement of Financial Position of Constellium N.V. (Parent Company Only)

Statement of Cash Flows of Constellium N.V. (parent company only).

(in millions of Euros)	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Net income/ (loss)	87	(70)	(6)
Adjustments
Finance cost—net	(80)	65	(1)
Dividend received	—	—	—
Income tax	(25)	—	—
Interest paid	(102)	(148)	(95)
Interest received	134	149	103
Changes in working capital	—	—	—
Trade receivables and other	—	(1)	—
Other financial liabilities	—	—	—
Trade payables and other	—	2	(1)

Net cash flows from / (used in) operating activities	14	(3)	—

Investments in subsidiaries	(1)	(11)	—
Current account with subsidiaries and related parties	(13)	180	(186)
Loans granted to subsidiary and related parties	—	(1,640)	(375)
Repayment of loans granted to subsidiary and related parties	—	823	181
Exit fees received from subsidiaries	—	9	—

Net cash flows used in investing activities	(14)	(639)	(380)

Net proceeds received from issuance of shares	—	259	—
Proceeds from issuance of Senior Notes	—	1,440	375
Payment of deferred financing costs	—	(29)	(12)
Repayment of Senior Notes	—	(949)	—
Payment of exit fees	—	(61)	—
Realized foreign exchange gains / (losses)	—	(17)	17
Other	—	(1)	—

Net cash flows from financing activities	—	642	380

Net increase in cash and cash equivalents	—	—	—
Cash and cash equivalents—beginning of year	—	—	—
Effect of exchange rate changes on cash and cash equivalents	—	—	—

Cash and cash equivalents—end of year	—	—	—